VIA EDGAR

July 18, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Arden Investment Series Trust

Securities Act File No. 333-180881

Investment Company Act File No. 811-22701

Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of Arden Investment Series Trust (the “Trust”), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated November 27, 2012, for the Arden Alternative Strategies Fund – Class I Shares, a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on November 27, 2012 (Accession Number: 0001140361-12-048742).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (212)751-5252.

Very truly yours,

/s/ Henry P. Davis
Henry P. Davis
President